                                    [LOGO]



                                THE BANC STOCK
                                  GROUP FUND


                         Investing in America through
                           America's community banks




                              SEMI-ANNUAL REPORT




                                August 31, 1998




                               1105 Schrock Road
                                   Suite 437
                             Columbus, Ohio 43229

                           THE BANC STOCK GROUP FUND

    October 15, 1998

    Dear shareholder,

    As you know, a series of global shocks has created interesting times in the stock market. This disruption in the world equity markets since mid April certainly did not bypass the banks in our portfolio. What is unfortunate is that independent community banks were painted with the same broad brush as large banks and national financial service companies. The banks in our portfolio do not lend to the Pacific Rim, Latin America, or fancy themselves as derivatives or hedge fund specialists. The banks in our portfolio do invest in America's
                                            --
    businesses and families, they do make loans in their communities
                                  --
    according to their business standards, and they do provide personal
                                                    --
    service.

    Warren Buffet once said: "If I'm right about the business, everything else works out." We believe that independent community banks are the right business. We will not succumb to the emotions roiling this market. To take advantage of current price dislocations, we are buying (dollar cost averaging) stocks whose current Price Earnings and/or Book Value Ratios have created an historic level of undervaluation relative to the strong business fundamentals of the banks in our portfolio. We are conducting phone conferences to other bank research specialists and bank branch managers around the nation as we continue to search for additional buying opportunities for banks not yet in our Fund.

    The support and confidence you have placed in us is greatly appreciated. We continue to believe that patience will be rewarded over the long term.

    Sincerely,

    THE BSG FUNDS

    /s/ Michael E. Guirlinger

    Michael E. Guirlinger
    Chairman and President

                 THE BANC STOCK GROUP FUND
                  SCHEDULE OF INVESTMENTS
                      August 31, 1998
                        (Unaudited)
------------------------------------------------------------

                                                    Market
Shares                                              Value
------                                              -----

COMMON STOCKS--98.52%
Commercial Banks--Central U.S.--9.52%
 8,500<F+>  BNCCORP Inc........................   $  127,500
 2,500      BancFirst Corp.....................       82,500
 8,300      Capitol Bancorp Limited............      188,825
 6,500      Cass Commercial Corp...............      186,875
   500      Community Financial Corp...........        7,000
 3,000      DCB Financial Corp.................       57,750
   850      First Commerce Bancshares, Inc.....       22,100
 4,500      First Oak Brook Bancshares, Inc....      184,500
22,175      Franklin Bank NA...................      232,838
 5,333      Mahaska Investment Co..............      105,327
 1,785      MetroBanCorp.......................       16,065
 3,300<F+>  National City Bancorp..............       82,912
 2,000      Oak Hill Financial Inc.............       33,500
 5,500      Peoples Bank Corporation of
              Indianapolis.....................      165,000
 3,000      Southside Bancshares Corp..........      104,625
   300      UnionBancorp, Inc..................        4,500
                                                  ----------
                                                   1,601,817
                                                  ----------
Commercial Banks--Eastern U.S.--18.53%
48,700      Atlantic Bank & Trust Co...........      620,925
   500      Banknorth Group, Inc...............       13,688
 5,700      Bar Harbor Bancshares..............      240,112
   600      CNB Financial Corp.................       12,975
 2,300      Camden National Corp...............      120,175
 8,000      Columbia Bancorp...................      114,000
13,600      Commercial Bank of New York........      268,600
 5,500      Community Bank System, Inc.........      137,500
 1,050      DNB Financial Corp.................       36,750
 3,360      F.N.B. Corp........................       97,440
 1,000      FNB Rochester Corp.................       17,438
 4,000      First Financial Corp...............       56,000
 5,000      Long Island Commercial Bank........       60,000
 3,000      Mercantile Bankshares Corp.........       84,000
 2,800      Second National Financial Corp.....      109,200
23,625      Skylands Community Bank............      307,125
 4,000      Suffolk Bancorp....................      124,000
 4,350      Tompkins County Trustco Inc........      149,803
 5,000      UST Corp...........................       82,500
 9,765      Vermont Financial Services Corp....      197,741
12,900      Webster Financial Corp.............      266,062
                                                  ----------
                                                   3,116,034
                                                  ----------
Commercial Banks--Southern U.S.--10.25%
 8,300      ABC Bancorp........................       95,450
 4,000      American National
              Bankshares, Inc..................      108,000
 2,784<F+>  C&F Financial Corp.................       54,288
 5,150      Capital City Bank Group, Inc.......      128,750
   500      Century South Banks, Inc...........       13,000
 5,000      Colony Bankcorp Inc................      126,250
 3,400      Community Bankshares Inc...........       85,000
   400      First Citizens Bancorp.............      160,000
 9,850      First Community Banking Services...      201,925
 2,000      First National Corp................       50,000
 1,500      First Virginia Banks, Inc..........       64,500
 4,300      ISB Financial Corp.................       90,300
 6,000      Republic Bancshares, Inc...........      117,000
 7,000<F+>  Southeast Commerce Holding Co......       73,500
 4,300      Southern Financial Bancorp, Inc....      108,575
11,700      Summit Bank Corp...................      207,675
 1,000      Union Planters Corp................       40,250
                                                  ----------
                                                   1,724,463
                                                  ----------

Commercial Banks--Western U.S.--33.97%
28,100      BYL Bancorp........................      495,263
30,200      Bank of Commerce...................      347,300
 5,628      Bank Petaluma......................       97,786
 9,568      Bay Area Bancshares................      279,864
 8,036      California Independent Bancorp.....      160,720
 3,150<F+>  Capital Corp of the West...........       33,863


    The accompanying notes are an integral part of these financial statements

                                       2

                  THE BANC STOCK GROUP FUND
             SCHEDULE OF INVESTMENTS (continued)
                       August 31, 1998
                         (Unaudited)
------------------------------------------------------------

                                                  Market
Shares                                            Value
------                                            -----
   500      Cathay Bancorp, Inc................   $   14,125
 7,535      Coast Bancorp......................      320,238
51,350<F+>  Comstock Bancorp...................      404,381
18,273      Fallbrook National Bank............      118,775
10,000      First State Bancorp................      180,000
 6,500      GBC Bancorp........................      136,500
 7,412<F+>  Hanmi Bank.........................      118,592
 2,850      Heritage Oaks Bancorp..............       48,450
 9,369<F+>  Nara Bank National Assoc...........      103,059
24,319<F+>  Northern Empire Bancshares.........      662,693
 9,450      Northrim Bank......................      114,581
 5,500      Orange National Bancorp............      118,250
32,120<F+>  PNB Financial Group................      967,615
 4,400      Pacific Bank, N.A..................      184,800
 3,487      Saratoga Bancorp...................       57,535
10,912      SierraWest Bancorp.................      290,532
13,000<F+>  Union Bankshares Ltd...............      143,000
 4,400<F+>  United Security Bancorp............       73,700
16,077<F+>  Wilshire State Bank................      241,155
                                                  ----------
                                                   5,712,777
                                                  ----------
Savings & Loan/Thrift--Central U.S.--1.96%
 4,000      Coastal Bancorp, Inc...............       60,000
   391      Commercial Federal Corp............        8,602
 2,900      D&N Financial Corp.................       47,488
 6,100<F+>  Hallmark Capital Corp..............       70,531
   250      Home Federal Bancorp...............        6,000
 2,000      MFB Corp...........................       40,500
 4,500<F+>  PVF Capital Corp...................       54,000
 2,200<F+>  West Bancorporation................       43,450
                                                ----------
                                                   330,571
                                                ----------
Savings & Loan/Thrift--Eastern U.S.--6.54%
 4,200      Albion Banc Corp...................       36,487
11,700      Alliance Bancorp of New England,
              Inc..............................      124,312
 6,250      Andover Bancorp, Inc...............      175,000
 4,000      BostonFed Bancorp, Inc.............       72,500
 4,500<F+>  First Coastal Corp.................       54,000
 6,000      GA Financial, Inc..................       81,750
 3,000      Hingham Institution for Savings....       69,000
 3,000      Home Port Bancorp, Inc.............       67,125
12,200      Ipswich Savings Bank...............      141,825
 2,000      Iroquois Bancorp, Inc..............       39,000
 3,000<F+>  MECH Financial, Inc................       65,625
 4,600      Prestige Bancorp, Inc..............       58,650
 5,000      Roslyn Bancorp, Inc................       68,750
 3,000      Skaneateles Bancorp, Inc...........       45,375
                                                  ----------
                                                   1,099,399
                                                  ----------
Savings & Loan/Thrift--Southern U.S.--3.46%
 8,900<F+>  BankUnited Financial Corp..........       76,763
 6,000      Community Financial Corp...........       72,000
16,000      Eagle Bancshares, Inc..............      280,000
   700      First Liberty Financial Corp.......       12,950
 4,700      First Savings Bancorp, Inc.........       98,700
 4,200      Piedmont Bancorp, Inc..............       41,475
                                                  ----------
                                                     581,888
                                                  ----------

Savings & Loan/Thrift--Western U.S.--13.98%
14,660<F+>  Access Anytime Bancorp.............      106,285
 4,000      FirstFed Financial Corp............       59,000
 4,000<F+>  First Republic Bank................      104,000
16,000<F+>  Golden State Bancorp, Inc..........      254,000
48,700<F+>  ITLA Capital Corp..................      852,250
 2,000      Klamath First Bancorp, Inc.........       28,000
33,500<F+>  MCB Financial Corp.................      267,996
11,500<F+>  Pacific Crest Capital, Inc.........      163,875
25,787<F+>  Quaker City Bancorp, Inc...........      412,592
 3,500      Sterling Financial Corp............       51,625
 3,000      WesterFed Financial Corp...........       51,000
                                                 -----------
                                                   2,350,623
                                                 -----------
Super-Regional Banks--U.S.--0.31%
 1,000      Mellon Bank Corp...................       52,000
                                                 -----------
TOTAL COMMON STOCK
  (Cost $18,813,513)...........................   16,569,572
                                                 -----------

   The accompanying notes are an integral part of these financial statements

                                       3

              THE BANC STOCK GROUP FUND
         SCHEDULE OF INVESTMENTS (continued)
                   August 31, 1998
                     (Unaudited)
----------------------------------------------------

SHORT-TERM INVESTMENTS--1.99%
334,070   Star Bank Treasury Fund
            (Cost $334,070)..........     $334,070
                                          --------

TOTAL INVESTMENTS
  (Cost $19,147,583)......     100.51%   16,903,642
LIABILITIES LESS OTHER
  ASSETS..................      (0.51%)     (85,151)
                               ------   -----------
TOTAL NET ASSETS..........     100.00%  $16,818,491
                               ======   ===========

(1) Federal Tax Information: At August 31, 1998 the net unrealized depreciation based on cost for Federal Income tax purposes of $19,147,583 was as follows:

    Aggregate gross unrealized
    appreciation for all
    investments for which there was
    an excess of value over cost...     $   491,427

    Aggregate gross unrealized
    depreciation for all
    investments for which there was
    an excess of cost over value...      (2,735,368)
                                        -----------
   Net unrealized depreciation.....     $(2,243,941)
                                        ===========

   <F+> Non-income producing security



              THE BANC STOCK GROUP FUND
         STATEMENT OF ASSETS AND LIABILITIES
                   August 31, 1998
                     (Unaudited)
----------------------------------------------------

ASSETS:
Investments in securities, at
  value (cost $19,147,583)
  (Note 2).......................   $16,903,642
Receivable for securities sold...        54,492
Receivable for fund shares
  sold...........................        21,804
Receivable from interest and
  dividends......................         9,646
Other assets.....................           260
                                    -----------
Total Assets.....................    16,989,844
                                    -----------

LIABILITIES:
Payables:
  Fund shares
    redeemed..........   $107,772
  Investment
    securities
    purchased.........     22,725
  Advisory fees
    (Note 4)..........     40,856
                         --------
  Total Liabilities                     171,353
                                    -----------
Net Assets............              $16,818,491
                                    ===========

NET ASSETS CONSIST OF:
  Additional paid in capital.....   $18,064,357
  Accumulated net investment
    loss.........................      (124,420)
  Accumulated net realized gain
    from investment transactions
    (Note 6).....................     1,122,495
  Net unrealized depreciation
    on investments...............    (2,243,941)
                                    -----------
Net Assets.......................   $16,818,491
                                    ===========
NET ASSET VALUE AND
REDEMPTION PRICE PER SHARE
  ($16,818,491/1,516,725 shares
  of capital stock outstanding)
  (Note 6).......................   $     11.09
                                    ===========
MAXIMUM OFFERING PRICE
PER SHARE
  (Net asset value plus sales
  charge of 4.00%)...............   $     11.55
                                    ===========


   The accompanying notes are an integral part of these financial statements

            THE BANC STOCK GROUP FUND
             STATEMENT OF OPERATIONS
    For the six months ended August 31, 1998
                  (Unaudited)
------------------------------------------------

INVESTMENT INCOME:
Dividend..........................  $   100,083
Interest..........................        6,952
                                    -----------
                                        107,035
Expenses:
    Operating expenses............  $   231,455
                                    -----------
    Total expenses................      231,455
                                    -----------
    Net investment loss...........     (124,420)
                                    -----------
NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
(Note 2)
Net realized gain from investment
  transactions....................      740,612
Net change in unrealized
  depreciation of investments.....   (3,659,147)
                                    -----------
Net realized and unrealized loss
  on investments..................   (2,918,535)
                                    -----------
Net decrease in net assets
  resulting from operations.......  $(3,042,955)
                                    ===========


            THE BANC STOCK GROUP FUND
       STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------

                                  For the period
                      For the     August 1, 1998
                     six months   (Commencement
                       ended      of Operations)
                     August 31,      through
                        1998       February 28,
                    (Unaudited)        1998
                    -----------   --------------
Net investment
  loss............   $  (124,420)   $   (47,249)
Net realized gain
  from investment
  transactions....       740,612        429,132
Net change in
  unrealized
  appreciation
  (depreciation)
  of investments..    (3,659,147)     1,415,206
                     -----------    -----------
Net increase
  (decrease) in
  net assets
  resulting from
  operations......    (3,042,955)     1,797,089
Net capital share
  transactions
  (Note 5 ).......     6,159,470     11,804,887
                     -----------    -----------
Net increase in
  net assets......     3,116,515     13,601,976
NET ASSETS:
Beginning of
  period..........    13,701,976        100,000
                     -----------    -----------
End of period.....   $16,818,491    $13,701,976
                     ===========    ===========

   The accompanying notes are an integral part of these financial statements

              THE BANC STOCK GROUP FUND
                FINANCIAL HIGHLIGHTS
(For a fund share outstanding throughout the period)
----------------------------------------------------

                                      For the period
                         For the      August 1, 1997
                       six months     (commencement
                         ended        of operations)
                       August 31,        through
                          1998         February 28,
                       (Unaudited)         1998
                       -----------    --------------
Net asset value,
  beginning of
  period.............     $ 12.75         $10.00
                          -------         ------
Income (loss) from
  investment
  operations
Net investment
loss.................       (0.08)         (0.07)
Net realized and
  unrealized gain
  (loss) on
  investments........       (1.58)          2.82
                          -------         ------
Total from investment
  operations.........       (1.66)          2.75
                          -------         ------
Less distributions
Dividends from net
  investment
  income.............        0.00           0.00
Distribution from
  realized gains
  from security
  transactions.......        0.00           0.00
                          -------         ------
Total
  distributions......        0.00           0.00
                          -------         ------
Net asset value, end
  of period..........     $ 11.09         $12.75
                          =======         ======
Total return<F**>....      (13.02%)        52.24%
Ratios/supplemental
  data
Net assets end of
  period (in 000's)..      16,818         13,702
Ratio of expenses to
  average net assets.        2.50%<F*>      2.50%
Ratio of net
  investment income
  (loss) to average
  net assets.........       (1.34%)<F*>    (1.07%)
Portfolio turnover
  rate...............       19.92%         26.65%

<F*> Annualized
<F**> Based on net asset value per share

                  The accompanying notes are an integral part
                         of these financial statements

                           THE BANC STOCK GROUP FUND
                         NOTES TO FINANCIAL STATEMENTS
                                August 31, 1998
                                  (Unaudited)
-------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

    The Banc Stock Group Fund (the "Fund") was organized as a series of the BSG Funds, an Ohio business trust, (the "Trust") on January 14, 1997 and commenced operations on August 1, 1997. The Fund is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies. The Fund's investment objective is to provide shareholders with long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of community banks, lending institutions, and financial services companies believed by the Adviser to offer superior prospects for long term growth. The Fund is the only current series of the BSG Funds.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

    Security Valuation--Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price on such exchanges, or at the last bid price in the over-the-counter market except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are

                           THE BANC STOCK GROUP FUND
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                August 31, 1998
                                  (Unaudited)
-------------------------------------------------------------------------------

being valued, are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

    Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the Adviser believes such prices accurately reflect the fair market value of the security.

    Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

    Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

    Dividends and Distributions--The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

    Organization expenses--During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses. The Adviser was obligated to incur these expenses.

    Security Transactions--The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Investment transactions (other than short term investments) for the six months ended August 31, 1998 were as follows:

Purchases..........................................................   $9,253,654
Sales..............................................................    3,502,333

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

    The Trust has an agreement with Heartland Advisory Group, Inc. (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to serve as investment adviser to the Fund. Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 2.50% of the average daily net assets of the Fund. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. After the initial two years, this advisory agreement is subject to an annual approval by the Trustees of the Trust.

    For the six months ended August 31, 1998, the Adviser earned advisory fees of $231,455. For this same time period, the Adviser paid all fees and expenses relating to non-interested person trustees, and will not seek reimbursement from the Fund.

    The Trust has agreements with American Data Services, Inc. (the "Administrator") to provide shareholder servicing, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other

                           THE BANC STOCK GROUP FUND
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                August 31, 1998
                                  (Unaudited)
-------------------------------------------------------------------------------

than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. The Administrator, receives a monthly fee from the Adviser equal to an annual average rate of 0.25% of the Fund's average daily net assets.

    The Trust has an agreement with Banc Stock Financial Services, Inc. (the "Distributor"), with whom certain officers and trustees of the Trust are affiliated, to act as the principal underwriter of the Fund's shares. The Distributor also receives brokerage commissions from the Fund for executing portfolio purchase and sale transactions. Both the Adviser and the Distributor are wholly owned by The Banc Stock Group, Inc. For the six months ended August 31, 1998, the Distributor earned underwriter fees and brokerage commissions in the amount of $16,164 and $58,377, respectively. In addition, Banc Stock Financial Services, Inc. received brokerage commissions for the execution of portfolio purchase and sale transactions in the amount of $115,562.


NOTE 5. FUND SHARE TRANSACTIONS

    At August 31, 1998 there were an unlimited number of shares of capital stock authorized. Transactions in capital stock were as follows:


                               For the six
                               months ended
                              August 31,1998
                               (Unaudited)
                            ------------------
                            Shares      Amount
                            ------      ------
Shares sold.............    512,377   $7,089,778
Shares issued for
  reinvestment dividends
  and distribution from
  realized gains........          0            0
Shares redeemed.........    (70,661)    (930,308)
                            -------   ----------
Net increase............    441,716   $6,159,470
                            =======   ==========

                             For the period
                           August 1, 1997<F1>
                            (commencement of
                              operations)
                          through February 28,
                                  1998
                          --------------------
                          Shares       Amount
                          ------       ------
Shares sold..........    1,105,271   $12,287,553
Shares issued for
  reinvestment
  dividends and
  distribution from
  realized gains.....            0             0
Shares redeemed......      (40,262)     (482,666)
                         ---------   -----------
Net increase.........    1,065,009   $11,804,887
                         =========   ===========

--------
<F1> The only transaction prior to August 1, 1997 occurred on April 22, 1997 when the Adviser purchased 10,000 shares of the Fund at $10.00 per share to establish the Trust.

                                THE BANC STOCK
                                  GROUP FUND

                               1105 Schrock Road
                                   Suite 437
                             Columbus, Ohio 43229